Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives Used in Computing Depreciation and Amortization [Table Text Block]	The estimated useful lives used in computing depreciation and amortization are as follows:

Asset class	Estimated useful lives (years)
Buildings	10 — 40
Leasehold improvements	3 — 40
Personal property	2 — 15